Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 23, 2014
Prospectus Date	rr_ProspectusDate	Apr. 23, 2014
Touchstone Sands Capital Emerging Markets Growth Fund (Prospectus Summary) | Touchstone Sands Capital Emerging Markets Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEMX
Touchstone Sands Capital Emerging Markets Growth Fund (Prospectus Summary) | Touchstone Sands Capital Emerging Markets Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEGX